Long term loan and other non-current liabilities (Schedule of Future Payments of Long-term Loan) (Details) $ in Thousands	Dec. 31, 2019 USD ($)
Debt Disclosure [Abstract]
2020	$ 504
2021	526
2022	381
2023	382
2024 and after	1,245
Total future payments of long-term loan	$ 3,038